Earnings per share - Summary of earnings per share (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (10,453,811)	$ (8,823,513)	$ (8,823,513)
Weighted average number of ordinary shares used in calculating basic earnings per share	425,157,427		239,779,384
Weighted average number of ordinary shares used in calculating diluted earnings per share	425,157,427		239,779,384
Basic earnings per share	$ (0.02459)		$ (0.0368)
Diluted earnings per share	$ (0.02459)		$ (0.0368)